                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                                                                    NMATR8080699

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                         June 30, 1999
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   TED GIULIANO & CATHERINE WATERWORTH, PORTFOLIO CO-MANAGERS
   The portfolio provided a 0.33% return during the first six months of 1999, while its benchmark, the Merrill Lynch 1-3 Year Treasury Index* provided a 1.17% return. After the extreme volatility of the second half of 1998, the bond market entered a period of relative (and, in the portfolio co-managers' opinion, well deserved) peace and quiet. In this environment, the portfolio produced the results the managers believe it should, protecting principal in a moderately rising interest rate environment.
   Giuliano and Waterworth made a number of changes to the portfolio during the first quarter. Most notably, the portfolio's allocation to U.S. Government Agency securities was reduced and those assets were redeployed into mortgage-backed securities. This change enabled the portfolio to capitalize on income opportunities and potential price appreciation as the differences in yields between mortgage-backed securities and comparable U.S. Government Agency securities narrowed.
   During the second half of the reporting period however, the relative peace and quiet in the bond market was shattered when fixed-income investors awoke to the conclusion that faster-than-expected economic growth in domestic and overseas markets might rekindle inflation pressures. Interest rates rose quickly and dramatically across the yield curve, and fixed-income securities provided investors with their highest yields of the past 18 months.
   The portfolio co-managers believe that investment environments such as the one that dominated the second quarter provide true tests of fixed-income managers' skills. According to Giuliano, "higher interest rates are like a receding tide. You don't know which portfolio manager is naked until the tide goes out." When interest rates rise, bond prices fall. The challenge facing managers of limited-maturity funds in this environment is to maintain as high a level of income as is practical with preservation of capital.
   When the second quarter began Giuliano and Waterworth had already positioned the portfolio for higher interest rates. They accomplished this by maintaining their diversification strategy, investing in securities from 74 different issuers as of June 30, 1999. The managers also maintained modest positions outside of the United States (5.7%), split evenly among Canadian, Italian and Swedish issuers, for additional diversification.
   Within their broadly diversified portfolio, they de-emphasized interest-rate sensitive sectors of the bond market by reducing their exposure to asset-backed securities.
   These changes helped improve the portfolio's credit quality from an average of A+ at the start of the six-month period to Aa- at the end. In addition, Giuliano and Waterworth gradually reduced the portfolio's average duration, a measure of sensitivity to changing interest rates, from about 2.6 years to 2.0 years. This shift was intended to quickly capture higher yields as they became available in the market.
   Looking forward, Giuliano and Waterworth currently believe that the portfolio is well positioned for the second half of 1999. If interest rates rise further, they believe that the portfolio's current posture should help it maintain competitive yields. If economic growth begins to subside and interest rates decline, the portfolio co-managers stand ready to make the changes required to lock in high yields and take advantage of opportunities for potential capital appreciation.

*2.18%, 5.49%, and 6.19% were the average annual total returns for the 1-,5-, and 10-year periods ended June 30, 1999. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Neuberger Berman Management Inc. currently absorbs certain operating expenses of the Portfolio. Absent such arrangement, which is subject to change, the total returns would have been less.

 The 30-day yield shown for the Portfolio was 5.60% ended June 30, 1999. Past performance does not guarantee future results and shares when redeemed may be worth more or less than their original cost. The performance information does not reflect separate account and insurance policy fees and expenses.

 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years.

 Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gains distributions. The Portfolio invests in many securities not included in the above-described index.

 The composition, industries and holdings of the Portfolio are subject to change.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

 Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  258,702,245
      Receivable for Trust shares sold                     805,832
                                                    --------------
                                                       259,508,077
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                    129,011
      Payable to administrator (Note B)                     85,252
      Accrued expenses                                      81,221
                                                    --------------
                                                           295,484
                                                    --------------
NET ASSETS at value                                 $  259,212,593
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       19,798
      Paid-in capital in excess of par value           270,176,813
      Accumulated undistributed net investment
       income                                            7,569,439
      Accumulated net realized losses on
       investment                                      (14,205,011)
      Net unrealized depreciation in value of
       investment                                       (4,348,446)
                                                    --------------
NET ASSETS at value                                 $  259,212,593
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      19,797,519
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $13.09
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 8,650,234
                                                    ------------
    Expenses:
      Administration fee (Note B)                       532,257
      Shareholder reports                                46,838
      Legal fees                                          7,386
      Trustees' fees and expenses                         6,808
      Custodian fees                                      5,000
      Auditing fees                                       2,234
      Registration and filing fees                          211
      Miscellaneous                                       1,404
      Expenses from Series (Notes A & B)                419,212
                                                    ------------
        Total expenses                                1,021,350
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (852)
                                                    ------------
        Total net expenses                            1,020,498
                                                    ------------
        Net investment income                         7,629,736
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized loss on investment securities       (2,387,193)
    Net realized loss on financial futures
     contracts                                         (369,834)
    Net realized gain on foreign currency
     transactions                                       399,427
    Change in net unrealized appreciation
     (depreciation) of investment securities,
     financial futures contracts, translation of
     assets and liabilities in foreign currencies,
     and foreign currency contracts                  (4,381,645)
                                                    ------------
        Net loss on investments from Series
          (Note A)                                   (6,739,245)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   890,491
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   7,629,736   $ 15,492,534
    Net realized loss on investments
     from Series (Note A)                    (2,357,600)    (3,319,286)
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)        (4,381,645)      (833,356)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                            890,491     11,339,892
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   (15,115,273)   (15,689,177)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                27,944,573    112,009,422
    Proceeds from reinvestment of
     dividends                               15,115,273     15,689,177
    Payments for shares redeemed            (46,968,210)   (97,115,316)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                      (3,908,364)    30,583,283
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (18,133,146)    26,233,998
NET ASSETS:
    Beginning of period                     277,345,739    251,111,741
                                          -----------------------------
    End of period                         $ 259,212,593   $277,345,739
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of period   $   7,569,439   $ 15,054,976
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                      2,097,543      8,173,628
    Issued on reinvestment of dividends       1,162,713      1,173,461
    Redeemed                                 (3,526,905)    (7,069,183)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                               (266,649)     2,277,906
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Limited Maturity Bond Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,955,974, $296,579, $1,871,355, and $2,478,607 expiring in
   2002, 2004, 2005, and 2006, respectively, determined as of December 31,
   1998), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1999, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $852.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1999, additions and reductions in the Fund's investment in its Series amounted to $6,951,732 and $26,440,535, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                              Six
                                            Months
                                             Ended
                                             June
                                              30,
                                             1999                       Year Ended December 31,
                                            (UNAUDITED)(2) 1998(2)  1997(2)     1996(2)     1995(2)      1994
                                            -------------------------------------------------------------------
Net Asset Value, Beginning of Period        $13.82      $14.12      $14.05      $14.71      $14.02      $ 14.66
                                            -------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                      .38         .80         .88         .92         .82          .78
    Net Gains or Losses on Securities
     (both realized and unrealized)           (.34)       (.21)        .02        (.34)        .65         (.80)
                                            -------------------------------------------------------------------
      Total From Investment Operations         .04         .59         .90         .58        1.47         (.02)
                                            -------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.77)       (.89)       (.83)      (1.24)       (.78)        (.55)
    Distributions (from net capital
     gains)                                     --          --          --          --          --         (.07)
                                            -------------------------------------------------------------------
      Total Distributions                     (.77)       (.89)       (.83)      (1.24)       (.78)        (.62)
                                            -------------------------------------------------------------------
Net Asset Value, End of Period              $13.09      $13.82      $14.12      $14.05      $14.71      $ 14.02
                                            -------------------------------------------------------------------
Total Return(3)                              +0.33%(4)   +4.39%      +6.74%      +4.31%     +10.94%       -0.15%
                                            -------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                              $259.2      $277.3      $251.1      $256.9      $238.9      $ 344.8
                                            -------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(5)                             .77%(6)     .76%        .77%        .78%        .71%          --
                                            -------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                    .77%(6)     .76%        .77%        .78%        .71%         .66%
                                            -------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                       5.73%(6)    5.83%       6.27%       6.01%       5.99%        5.42%
                                            -------------------------------------------------------------------
    Portfolio Turnover Rate(7)                  --          --          --          --          27%          90%
                                            -------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) Not annualized.
5) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Limited Maturity Bond Investments, which appear elsewhere in this report.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

  Principal                                             Rating             Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                  -----------  ---------  ------------
                U.S. TREASURY SECURITIES
                (6.2%)
   $ 7,880,000  U.S. Treasury Notes, 5.75%,
                due 11/15/00                        TSY         TSY     $  7,913,411
     8,589,263  U.S. Treasury
                Inflation-Indexed Notes,
                3.375%, due 1/15/07                 TSY         TSY        8,232,207
                                                                        ------------
                TOTAL U.S. TREASURY SECURITIES
                (COST $16,358,755)                                        16,145,618
                                                                        ------------
                U.S. GOVERNMENT AGENCY
                SECURITIES (3.5%)
     3,430,000  Federal Home Loan Bank,
                Discount Notes, 4.50%, due
                7/1/99                              AGY         AGY        3,430,000
     5,680,000  Fannie Mae, Notes, 5.625%, due
                5/14/04                             AGY         AGY        5,567,366
                                                                        ------------
                TOTAL U.S. GOVERNMENT AGENCY
                SECURITIES (COST $9,088,645)                               8,997,366
                                                                        ------------
                MORTGAGE-BACKED SECURITIES
                (24.9%)
     1,969,260  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1998-25,
                Class B3, 6.25%, due 12/25/28      BB(2)                   1,381,554(3)
       768,620  BA Mortgage Securities, Inc.,
                Mortgage Pass-Through
                Certificates, Ser. 1998-6,
                6.25%, due 12/26/28                             BB           531,793(3)
     1,314,431  PNC Mortgage Securities Corp.,
                Pass-Through Certificates,
                Ser. 1999-1, Class 1B4, 6.25%,
                due 2/25/29                        BB(2)                     906,747(3)
     1,151,211  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1999-2,
                Class B3, 6.50%, due 4/25/29       BB(2)                     821,320(3)
       884,266  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1999-11,
                Class B3, 6.50%, due 7/25/29       BB(2)                     628,103(3)
       755,745  Morgan Stanley Capital I Inc.,
                Commercial Mortgage
                Pass-Through Certificates,
                Ser. 1998-HF2, 6.01%, due
                11/15/30                           BB(2)                     514,730(3)
FANNIE MAE
     4,025,352  Pass-Through Certificates,
                7.00%, due 6/1/11                  AGY          AGY        4,067,296
     3,900,082  Pass-Through Certificates,
                6.50%, due 5/1/13                  AGY          AGY        3,847,820
FREDDIE MAC
        53,926  Mortgage Participation
                Certificates, 10.00%, due
                4/1/20                             AGY          AGY           57,962
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    18,761,544  Pass-Through Certificates,
                6.50%, due 12/15/28                AGY          AGY       18,064,365
    31,334,985  Pass-Through Certificates,
                7.00%, due 3/15/28-1/15/29         AGY          AGY       30,951,865
     2,610,000  Pass-Through Certificates,
                8.00%, TBA, 30 Year Maturity       AGY          AGY        2,676,607
                                                                        ------------
                TOTAL MORTGAGE-BACKED
                SECURITIES (COST $66,587,470)                             64,450,162
                                                                        ------------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                             Rating             Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                  -----------  ---------  ------------
                ASSET-BACKED SECURITIES (4.6%)
    $  638,662  Money Store Auto Grantor
                Trust, Ser. 1997-2, Class A-1,
                6.17%, due 3/20/01                  Aaa         AAA     $    642,060
     5,070,000  Ford Credit Auto Loan Master
                Trust, Auto Loan Certificates,
                Ser. 1996-1, 5.50%, due
                2/15/03                             Aaa         AAA        5,011,797
     1,082,345  Navistar Financial Owner
                Trust, Ser. 1996-B, Class A-3,
                6.33%, due 4/21/03                  Aaa         AAA        1,087,919
     3,790,000  Chemical Master Credit Card
                Trust 1, Ser. 1995-2, Class A,
                6.23%, due 6/15/03                  Aaa         AAA        3,818,311
     1,361,447  Chevy Chase Auto Receivables
                Trust, Ser. 1996-2, Class A,
                5.90%, due 7/15/03                  Aaa         AAA        1,363,789
                                                                        ------------
                TOTAL ASSET-BACKED SECURITIES
                (COST $12,000,020)                                        11,923,876
                                                                        ------------
                BANKS & FINANCIAL INSTITUTIONS
                (14.7%)
     4,420,000  Chase Manhattan Bank USA,
                Senior Global Bank Notes,
                5.875%, due 8/4/99                  Aa2         AA-        4,421,282
     6,050,000  Associates Pass-Through Asset
                Trust, Ser. 1997-1, 6.45%, due
                9/15/00                             Aa3         AA-        6,112,738(3)
     4,180,000  Lehman Brothers Holdings Inc.,
                Medium-Term Notes, Ser. E,
                6.89%, due 10/10/00                Baa1          A         4,217,453
     2,900,000  Countrywide Home Loans, Inc.,
                Notes, 5.62%, due 10/16/00          A3           A         2,882,832
     2,570,000  Lehman Brothers Holdings Inc.,
                Medium-Term Notes, Ser. E,
                6.65%, due 11/8/00                 Baa1          A         2,586,654
     5,200,000  Capital One Bank, Bank Notes,
                5.95%, due 2/15/01                 Baa2        BBB-        5,139,472
     3,760,000  Morgan Stanley, Dean Witter, &
                Co., Global Medium-Term Notes,
                Ser. C, 6.09%, due 3/9/01           Aa3         A+         3,756,616
     4,870,000  Household Finance Corp.,
                Senior Medium-Term Notes,
                6.06%, due 5/14/01                  A2           A         4,853,588
     3,040,000  Riggs National Corp.,
                Subordinated Notes, 8.50%, due
                2/1/06                              Ba1         BB+        3,150,200
       810,000  Bank United, Subordinated
                Medium-Term Notes, 8.00%, due
                3/15/09                             Ba2        BBB-          782,986
                                                                        ------------
                TOTAL BANKS & FINANCIAL
                INSTITUTIONS (COST
                $37,915,249)                                              37,903,821
                                                                        ------------
                CORPORATE DEBT SECURITIES
                (29.7%)
     2,520,000  Arkla, Inc., Notes, 8.875%,
                due 7/15/99                        Baa1         BBB        2,521,814
     1,000,000  International Paper Co.,
                Medium-Term Notes, Ser. E,
                6.74%, due 7/26/99                  A3         BBB+        1,000,530
     4,080,000  Time Warner Pass-Through Asset
                Trust, Ser. 1997-2, 4.90%, due
                7/29/99                            Baa3         BBB        4,078,450(3)
     2,890,000  Commonwealth Edison Co., First
                Mortgage Bonds, Ser. 90,
                6.50%, due 4/15/00                 Baa2        BBB+        2,902,832
     4,450,000  Norfolk Southern Corp., Notes,
                6.70%, due 5/1/00                  Baa1        BBB+        4,479,682
     4,000,000  Ford Motor Credit Co.,
                Medium-Term Notes, 6.84%, due
                8/16/00                             A1           A         4,034,400
     1,970,000  Chesapeake Corp., Notes,
                10.375%, due 10/1/00               Baa3         BBB        2,064,855

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                             Rating             Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                  -----------  ---------  ------------
   $ 1,610,000  BHP Finance (USA) Ltd.,
                Guaranteed Notes, 5.625%, due
                11/1/00                             A3          A-      $  1,592,097
     2,027,000  Safeway Inc., Notes, 5.75%,
                due 11/15/00                       Baa2         BBB        2,017,189
     2,550,000  AT&T Capital Corp., Notes,
                6.875%, due 1/16/01                Baa3         BBB        2,558,491
     1,710,000  Fort James Corp., Notes,
                6.234%, due 3/15/01                Baa2        BBB-        1,707,760
     1,345,000  CMS Energy Corp., Senior
                Notes, 8.00%, due 7/1/01            Ba3         BB         1,345,538
     2,700,000  Telecom Argentina Stet-France
                SA, Medium-Term Notes, 9.75%,
                due 7/12/01                         Ba3        BBB-        2,700,000(3)
     1,940,000  Colonial Realty Limited
                Partnership, Senior Notes,
                7.50%, due 7/15/01                 Baa3        BBB-        1,911,889
       910,000  USA Waste Services, Inc.,
                Senior Notes, 6.125%, due
                7/15/01                            Baa2        BBB+          904,959
     2,625,000  Texas Utilities Co., Notes,
                5.94%, due 10/15/01                Baa3         BBB        2,603,869
     4,000,000  Tyco International Ltd.,
                Notes, 6.50%, due 11/1/01           A3          A-         4,001,240
     1,855,000  Marlin Water Trust, Senior
                Secured Notes, 7.09%, due
                12/15/01                           Baa2         BBB        1,835,356(3)
     2,800,000  ICI Wilmington Inc.,
                Guaranteed Notes, 7.50%, due
                1/15/02                            Baa1         A-         2,848,580
     1,950,000  Fort James Corp., Senior
                Notes, 6.50%, due 9/15/02          Baa2        BBB-        1,949,201
     3,315,000  Stewart Enterprises, Inc.,
                Notes, 6.40%, due 5/1/03           Baa3         BBB        3,276,082
       440,000  Core-Mark International, Inc.,
                Senior Subordinated Notes,
                11.375%, due 9/15/03                B3           B           430,100
     2,000,000  Akzo Nobel Inc., Guaranteed
                Notes, 6.00%, due 11/15/03          A2           A         1,938,960(3)
       505,000  Loomis Fargo & Co., Senior
                Subordinated Notes, 10.00%,
                due 1/15/04                         B3           B           502,475
     1,430,000  PDVSA Finance Ltd., Notes,
                8.75%, due 2/15/04                  A3         BBB+        1,424,595(3)
       570,000  EOP Operating Limited
                Partnership, Notes, 6.625%,
                due 2/15/05                        Baa1         BBB          548,283
       800,000  WestPoint Stevens Inc., Senior
                Notes, 7.875%, due 6/15/05          Ba3         BB           782,000
     1,360,000  Protection One, Inc., Senior
                Notes, 7.375%, due 8/15/05          Ba1        BBB-        1,242,768
     3,680,000  Heritage Media Corp., Senior
                Subordinated Notes, 8.75%, due
                2/15/06                             B1          BB+        3,937,600
       600,000  Calpine Corp., Senior Notes,
                7.625%, due 4/15/06                 Ba2         BB           595,500
       610,000  Printpack, Inc., Senior
                Subordinated Notes, Ser. B,
                10.625%, due 8/15/06               Caa1          B           580,262
     2,130,000  Time Warner Inc., Notes,
                8.11%, due 8/15/06                 Baa3         BBB        2,235,627
        25,000  Newport News Shipbuilding
                Inc., Senior Subordinated
                Notes, 9.25%, due 12/1/06           B1          B+            26,719
       645,000  GFSI Inc., Senior Subordinated
                Notes, 9.625%, due 3/1/07           B3          B-           565,987
        90,000  French Fragrances, Inc.,
                Senior Notes, Ser. B, 10.375%,
                due 5/15/07                         B2          B+            91,237
     1,195,000  Owens-Illinois, Inc., Senior
                Debentures, 8.10%, due 5/15/07    Ba1(4)      BB+(4)       1,189,766
       100,000  Safety Components
                International, Inc., Senior
                Subordinated Notes, 10.125%,
                due 7/15/07                         B3          B-            89,750

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                             Rating             Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                  -----------  ---------  ------------
    $  585,000  HydroChem Industrial Services,
                Inc., Senior Subordinated
                Notes, Ser. B, 10.375%, due
                8/1/07                             Caa1         B-      $    512,606
     1,720,000  Interpool, Inc., Notes, 7.20%,
                due 8/1/07                        Ba1(5)      BB+(5)       1,450,528
     1,185,000  Mirage Resorts, Inc., Notes,
                6.75%, due 8/1/07                  Baa2         BBB        1,111,151
       400,000  NBTY, Inc., Senior
                Subordinated Notes, Ser. B,
                8.625%, due 9/15/07                 B1          B+           353,500
       640,000  Thiokol Corp., Senior Notes,
                6.625%, due 3/1/08                 Baa3         BBB          598,118
       430,000  IMPAC Group, Inc., Senior
                Subordinated Notes, 10.125%,
                due 3/15/08                         B3          B-           422,475
       335,000  Trans-Resources, Inc., Senior
                Notes, Ser. B, 10.75%, due
                3/15/08                             B3          B-           327,881
       800,000  Global Crossing Holdings Ltd.,
                Senior Notes, 9.625%, due
                5/15/08                            Ba2          BB           850,000
       540,000  Aqua-Chem, Inc., Senior
                Subordinated Notes, 11.25%,
                due 7/1/08                          B3          B-           398,250
       790,000  Tenet Healthcare Corp., Senior
                Subordinated Notes, 8.125%,
                due 12/1/08                        Ba3          BB-          760,130
        60,000  KinderCare Learning Centers,
                Inc., Senior Subordinated
                Notes, Ser. B, 9.50%, due
                2/15/09                             B3          B-            57,450
     1,400,000  Liberty Media Group, Notes,
                7.875%, due 7/15/09                Baa3        BBB-        1,391,656(3)
                                                                        ------------
                TOTAL CORPORATE DEBT
                SECURITIES (COST $78,096,420)                             76,750,188
                                                                        ------------
                FOREIGN GOVERNMENT
                SECURITIES(6) (5.7%)
 CAD 8,200,000  Canadian Government, 5.00%,
                due 12/1/00                        Aa1          AAA        5,555,395
 EUR 4,570,000  Italian Government, 4.50%, due
                4/15/01                            Aa3          AA         4,811,801
SEK 31,900,000  Kingdom of Sweden, 13.00%, due
                6/15/01                            Aa1          AAA        4,382,727
                                                                        ------------
                TOTAL FOREIGN GOVERNMENT
                SECURITIES (COST $15,221,130)                             14,749,923
                                                                        ------------
                CORPORATE COMMERCIAL PAPER
                (12.7%)
     3,000,000  Fluor Corp., 4.94%, due 7/7/99     P-1          A-1        2,997,530
    10,000,000  BMW U.S. Capital Corp., 4.95%,
                due 7/12/99                        P-1         A-1+        9,984,875
    10,000,000  Bell Atlantic Financial
                Services, Inc., 5.21%, due
                7/14/99                            P-1          A-1        9,981,186
    10,000,000  GTE Corp., 5.12%, due 7/20/99      P-1          A-1        9,972,978
                                                                        ------------
                TOTAL CORPORATE COMMERCIAL
                PAPER (COST $32,936,569)                                  32,936,569(7)
                                                                        ------------
                TOTAL INVESTMENTS (102.0%)
                (COST $268,204,258)                                      263,857,523(8)
                Liabilities, less cash,
                receivables and other assets
                [(2.0%)]                                                  (5,155,277)
                                                                        ------------
                TOTAL NET ASSETS (100.0%)                               $258,702,246
                                                                        ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments
1) Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 1999, these securities amounted to $24,266,002 or 9.4% of net assets.
4) Rated BBB- by Duff & Phelps Credit Rating Co.
5) Rated BBB by Fitch Investors Services, Inc.
6) Principal amount is stated in the currency in which the security is denominated.
   CAD -- Canadian Dollar
   EUR -- Euro
   SEK -- Swedish Krona
7) At cost, which approximates market value.
8) At June 30, 1999, the cost of investments for U.S. Federal income tax purposes was $268,204,258. Gross unrealized appreciation of investments was $564,515 and gross unrealized depreciation of investments was $4,911,250, resulting in net unrealized depreciation of $4,346,735, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  263,857,523
      Cash                                                   3,167
      Interest receivable                                3,129,890
      Receivable for securities sold                     1,290,825
      Net receivable for forward foreign currency
       exchange contracts sold (Note C)                     39,547
      Deferred organization costs (Note A)                  13,469
      Prepaid expenses and other assets                      2,368
                                                    --------------
                                                       268,336,789
                                                    --------------
LIABILITIES
      Payable for securities purchased                   9,500,435
      Payable to investment manager (Note B)                53,306
      Payable for variation margin (Note A)                 51,125
      Accrued expenses                                      29,677
                                                    --------------
                                                         9,634,543
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  258,702,246
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  263,050,692
      Net unrealized depreciation in value of
       investment securities, financial futures
       contracts, translation of assets and
       liabilities in foreign currencies, and
       foreign currency contracts                       (4,348,446)
                                                    --------------
NET ASSETS                                          $  258,702,246
                                                    --------------
*Cost of investments                                $  268,204,258
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Interest income                               $ 8,653,980
      Foreign taxes withheld (Note A)                    (3,746)
                                                    ------------
        Total income                                  8,650,234
                                                    ------------
    Expenses:
      Investment management fee (Note B)                332,794
      Custodian fees (Note B)                            56,219
      Amortization of deferred organization and
       initial offering expenses (Note A)                 7,994
      Trustees' fees and expenses                         6,673
      Auditing fees                                       5,784
      Accounting fees                                     5,000
      Legal fees                                          3,287
      Insurance expense                                   1,373
      Miscellaneous                                          88
                                                    ------------
        Total expenses                                  419,212
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (852)
                                                    ------------
        Total net expenses                              418,360
                                                    ------------
        Net investment income                         8,231,874
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
     sold                                            (2,387,193)
    Net realized loss on financial futures
     contracts (Note A)                                (369,834)
    Net realized gain on foreign currency
     transactions (Note A)                              399,427
    Change in net unrealized appreciation
     (depreciation) of investment securities,
     financial futures contracts,
      translation of assets and liabilities in
     foreign currencies, and foreign currency
     contracts (Note A)                              (4,381,645)
                                                    ------------
        Net loss on investments                      (6,739,245)
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $ 1,492,629
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   8,231,874   $ 16,666,308
    Net realized loss on investments         (2,357,600)    (3,319,286)
    Change in net unrealized
     appreciation (depreciation) of
     investments                             (4,381,645)      (833,356)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                          1,492,629     12,513,666
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 6,951,732     72,773,079
    Reductions                              (26,440,535)   (59,246,056)
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from transactions
     in investors' beneficial interests     (19,488,803)    13,527,023
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (17,996,174)    26,040,689
NET ASSETS:
    Beginning of period                     276,698,420    250,657,731
                                          -----------------------------
    End of period                         $ 258,702,246   $276,698,420
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Limited Maturity Bond Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: The Series may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Series. The Series has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Series could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Series is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
8) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized on a straight-line basis over a five-year period. At June 30, 1999, the unamortized balance of such expenses amounted to $13,469.

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

9) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
10) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
       Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
       For U.S. Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
       At June 30, 1999, open positions in financial futures contracts were as follows:

                                                                            UNREALIZED
    EXPIRATION                   OPEN CONTRACTS              POSITION      DEPRECIATION
    ------------------------------------------------------------------------------------
    September 1999      15 U.S. Treasury Notes, 5 Year          Short      $     16,887

    September 1999      44 U.S. Treasury Notes, 10 Year         Short            23,094

      At June 30, 1999, the Series had deposited $800,000 WestPoint Stevens Inc., Senior Notes, 7.875%, due 6/15/05, in a segregated account to cover margin requirements on open financial futures contracts.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.25% of the first $500 million of the Series' average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments
retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $852.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1999, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $127,250,642 and $133,020,620, respectively.
   During the six months ended June 30, 1999, the Series had entered into various contracts to deliver or receive currencies at specified future dates. At June 30, 1999, open contracts were as follows:

                          CONTRACTS                           SETTLEMENT                      NET UNREALIZED
    PURCHASES            TO RECEIVE      IN EXCHANGE FOR         DATE            VALUE         DEPRECIATION
    ---------------------------------------------------------------------------------------------------------
    Canadian Dollar       4,185,000      $     2,863,908          8/6/99      $ 2,843,581     $       20,327

                                                                                              NET UNREALIZED
                          CONTRACTS                           SETTLEMENT                       APPRECIATION
    SALES                TO DELIVER      IN EXCHANGE FOR         DATE            VALUE        (DEPRECIATION)
    ---------------------------------------------------------------------------------------------------------
    Canadian Dollar       4,185,000      $     2,826,748          8/6/99      $ 2,843,581     $      (16,833)
    Euro                  3,475,000            3,652,746         7/14/99        3,585,834             66,912

    Swedish Krona        37,850,000            4,473,599         7/19/99        4,463,804              9,795

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                                                            Period
                                              Six                                            from
                                            Months                                          May 1,
                                             Ended                                          1995(1)
                                             June                                             to
                                              30,                                           December
                                             1999           Year Ended December 31,         31,
                                            (UNAUDITED)  1998        1997        1996        1995
                                            -------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                          .31%(3)      .31%        .32%        .33%       .32%(3)
                                            -------------------------------------------------------
    Net Expenses                               .31%(3)      .31%        .32%        .33%       .32%(3)
                                            -------------------------------------------------------
    Net Investment Income                     6.18%(3)     6.27%       6.71%       6.46%      6.34%(3)
                                            -------------------------------------------------------
Portfolio Turnover Rate                         52%          44%         86%        132%        78%
                                            -------------------------------------------------------
Net Assets, End of Period (in millions)     $258.7       $276.7      $250.7      $256.8     $325.6
                                            -------------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.